ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS - Sensitivity analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Other provisions	$ 818	$ 765
Within one year
Disclosure of other provisions [line items]
Other provisions	131
Between one and two years
Disclosure of other provisions [line items]
Other provisions	87
Between two and five years
Disclosure of other provisions [line items]
Other provisions	188
Between five and ten years
Disclosure of other provisions [line items]
Other provisions	252
After ten years
Disclosure of other provisions [line items]
Other provisions	160
Provision for decommissioning
Disclosure of other provisions [line items]
Other provisions	206	203
Provision for decommissioning | Within one year
Disclosure of other provisions [line items]
Other provisions	3
Provision for decommissioning | Between one and two years
Disclosure of other provisions [line items]
Other provisions	5
Provision for decommissioning | Between two and five years
Disclosure of other provisions [line items]
Other provisions	29
Provision for decommissioning | Between five and ten years
Disclosure of other provisions [line items]
Other provisions	105
Provision for decommissioning | After ten years
Disclosure of other provisions [line items]
Other provisions	64
Provision for decommissioning | 10% increase in cash flows
Disclosure of other provisions [line items]
Increase (decrease) in other provision amount due to change in assumptions	21
Provision for decommissioning | 10% decrease in cash flows
Disclosure of other provisions [line items]
Increase (decrease) in other provision amount due to change in assumptions	(21)
Provision for restoration
Disclosure of other provisions [line items]
Other provisions	523	497
Provision for restoration | Within one year
Disclosure of other provisions [line items]
Other provisions	86
Provision for restoration | Between one and two years
Disclosure of other provisions [line items]
Other provisions	42
Provision for restoration | Between two and five years
Disclosure of other provisions [line items]
Other provisions	153
Provision for restoration | Between five and ten years
Disclosure of other provisions [line items]
Other provisions	146
Provision for restoration | After ten years
Disclosure of other provisions [line items]
Other provisions	96
Provision for restoration | 10% increase in cash flows
Disclosure of other provisions [line items]
Increase (decrease) in other provision amount due to change in assumptions	52
Provision for restoration | 10% decrease in cash flows
Disclosure of other provisions [line items]
Increase (decrease) in other provision amount due to change in assumptions	(52)
Provision for silicosis
Disclosure of other provisions [line items]
Other provisions	17	14
Provision for silicosis | Within one year
Disclosure of other provisions [line items]
Other provisions	5
Provision for silicosis | Between one and two years
Disclosure of other provisions [line items]
Other provisions	5
Provision for silicosis | Between two and five years
Disclosure of other provisions [line items]
Other provisions	6
Provision for silicosis | Between five and ten years
Disclosure of other provisions [line items]
Other provisions	1
Provision for silicosis | After ten years
Disclosure of other provisions [line items]
Other provisions	0
Other provisions
Disclosure of other provisions [line items]
Other provisions	72	$ 51
Other provisions | Within one year
Disclosure of other provisions [line items]
Other provisions	37
Other provisions | Between one and two years
Disclosure of other provisions [line items]
Other provisions	35
Other provisions | Between two and five years
Disclosure of other provisions [line items]
Other provisions	0
Other provisions | Between five and ten years
Disclosure of other provisions [line items]
Other provisions	0
Other provisions | After ten years
Disclosure of other provisions [line items]
Other provisions	$ 0
Other provisions | Top of range
Disclosure of other provisions [line items]
Provisions, settlement term	5 years